Summary of Significant Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥) Customer Unit Segment ¥ / shares	Dec. 31, 2022 USD ($) Customer Unit Segment $ / shares	Dec. 31, 2021 CNY (¥) Segment Unit ¥ / shares	Dec. 31, 2020 CNY (¥) Unit ¥ / shares	Dec. 31, 2022 USD ($) Customer
Accounting Policies [Abstract]
Exchange rate used for conversion of financial statements from RMB to US dollar		6.8972				6.8972
Number of reportable segments | Segment		2	2	2
Number of reporting units | Unit		3	3	3	2
Allowance for contract asset		¥ 285		¥ 85		$ 42
Advertising and promotional expenses		10,200	$ 1,500	12,200	¥ 8,400
Cash and cash equivalents, restricted cash and short-term investments		¥ 209,700				$ 30,400
Number of customers with receivable balance exceeding 10% | Customer		0				0
Number of customer or any Baidu Union partner with revenue greater than 10% | Customer		0	0
Depreciation of US$ against RMB, as a percentage		8.23%	8.23%
Net (loss) income		¥ 7,534	$ 1,092	7,591	19,026
Debt Securities, Held-to-maturity, Allowance for Credit Loss		¥ 277		338		$ 40
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Explanation		As of December 31, 2022, total transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied for contracts with an original expected length of more than one year was RMB3.5 billion (US$503 million), which is expected to be recognized over the next three years.	As of December 31, 2022, total transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied for contracts with an original expected length of more than one year was RMB3.5 billion (US$503 million), which is expected to be recognized over the next three years.
Revenue, Remaining Performance Obligation, Amount		¥ 3,500				503
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]		Operating Income (Loss)	Operating Income (Loss)
Impairment of goodwill		¥ 0		0
Income from government subsidies		728	$ 106	520	¥ 383
Deferred income government subsidies		¥ 231		¥ 226		33
Common Class A and Class B [Member]
Accounting Policies [Abstract]
Earnings per share - diluted | (per share)	[1]	¥ 2.48	$ 0.36	¥ 3.51	¥ 8.12
Earnings per share - basic | (per share)	[1]	¥ 2.5	$ 0.36	¥ 3.58	¥ 8.19
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify short-term investments		12 months	12 months
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalents		3 months	3 months
Other Current Assets, net
Accounting Policies [Abstract]
Contract assets		¥ 3,400		¥ 2,900		493
Allowance for contract asset		285		85		42
Deferred revenue
Accounting Policies [Abstract]
Contract with Customer, Liability, Revenue Recognized		5,100	$ 743
Customer deposits and deferred revenue
Accounting Policies [Abstract]
Contract liabilities		6,800		6,300		1,000
Other non-current liabilities
Accounting Policies [Abstract]
Unrecognized Tax Benefits		¥ 670		670		$ 97
Credit Concentration Risk | Onshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage		85.00%	85.00%
Credit Concentration Risk | Onshore China | Financial Institution One [Member]
Accounting Policies [Abstract]
Concentration risk by percentage		20.00%	20.00%
Credit Concentration Risk | Onshore China | Financial Institution Two [Member]
Accounting Policies [Abstract]
Concentration risk by percentage		12.00%	12.00%
Credit Concentration Risk | Onshore China | Financial Institution Three [Member]
Accounting Policies [Abstract]
Concentration risk by percentage		11.00%	11.00%
Credit Concentration Risk | Offshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage		15.00%	15.00%
Customer Concentration Risk | Sales Revenue, Net | Maximum
Accounting Policies [Abstract]
Concentration risk by percentage		10.00%	10.00%
Office building and its related facility
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage		4.00%				4.00%
Change In Accounting Estimate [Member]
Accounting Policies [Abstract]
Depreciation expense				982
Net (loss) income				¥ 814
Change In Accounting Estimate [Member] | Common Class A and Class B [Member]
Accounting Policies [Abstract]
Earnings per share - diluted | ¥ / shares				¥ 0.28
Earnings per share - basic | ¥ / shares				¥ 0.28

[1]	Basic and diluted earnings per share and the number of shares for the year ended December 31, 2020 had been retrospectively adjusted for the Share Subdivision that took effect on March 1, 2021 as detailed in Notes 1 and 22.